FHLB Advances and Other Borrowings - Weighted Average Cost and Amount of Advances (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Federal Home Loan Banks [Abstract]
Weighted average interest rate, including cash flow hedges, at end of year	2.49%	2.66%	2.80%
Weighted daily average interest rate, including cash flow hedges, during the year	2.69%	2.62%	3.00%
Daily average of FHLB advances during the year	$ 2,533,890	$ 2,384,795	$ 2,167,986
Maximum amount of FHLB advances at any month end	2,665,000	2,620,000	2,350,000
Interest expense during the year (including swap interest income and expense)	$ 68,190	$ 62,452	$ 64,969